Condensed Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($)		1 Months Ended		12 Months Ended
	Sep. 29, 2020	Aug. 31, 2021	Feb. 28, 2021	Dec. 31, 2020
Common stock issued (in shares)				36,902
Common stock issued for cancellation of accrued compensation (in shares)	300,001
Deferred compensation	$ 1,500,000
Conversion from Convertible Debentures to Conversion Units [Member]
Shares issued upon conversion (in shares)	303,668
Convertible debentures	$ 1,200,000
Related accrued interest	$ 14,667
Stock Purchase Warrants First Issuance [Member]
Common stock issued (in shares)		3,839	145,866
Pre-Funded Warrants [Member] | Conversion from Convertible Debentures to Conversion Units [Member]
Pre-funded stock purchase warrants (in shares)	126,042